Financial liabilities - Disclosure of remaining contractual maturities of financial liabilities (Details) - EUR (€) € in Thousands	Sep. 02, 2022	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Royalty certificates		€ 28,099	€ 13,023
Royalty certificates, undiscounted cash flows		0	0
Lease liabilities		1,549	2,363	€ 2,185	€ 540
Gross lease liabilities		1,747	2,512
Derivative instruments		0	4,786	5,819	2,579
Derivative financial liabilities, undiscounted cash flows		0	4,786
Total financial liabilities		73,988	114,004
Financial liabilities, undiscounted cash flows		52,916	122,680
LESS THAN 1 YEAR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Royalty certificates, undiscounted cash flows		0	0
Gross lease liabilities		980	993
Derivative financial liabilities, undiscounted cash flows		0	1,166
Financial liabilities, undiscounted cash flows		32,481	38,468
FROM 1 TO 2 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Royalty certificates, undiscounted cash flows		0	0
Gross lease liabilities		672	996
Derivative financial liabilities, undiscounted cash flows		0	0
Financial liabilities, undiscounted cash flows		20,341	56,698
FROM 2 TO 5 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Royalty certificates, undiscounted cash flows		0	0
Gross lease liabilities		95	516
Derivative financial liabilities, undiscounted cash flows		0	3,620
Financial liabilities, undiscounted cash flows		95	27,507
LONGER THAN 5 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Royalty certificates, undiscounted cash flows		0	0
Gross lease liabilities		0	7
Derivative financial liabilities, undiscounted cash flows		0	0
Financial liabilities, undiscounted cash flows		0	7
Heights convertible notes
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes		0	21,574
Convertible loans notes, undiscounted cash flows		0	24,063
Heights convertible notes | LESS THAN 1 YEAR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes, undiscounted cash flows		0	8,750
Heights convertible notes | FROM 1 TO 2 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes, undiscounted cash flows		0	8,750
Heights convertible notes | FROM 2 TO 5 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes, undiscounted cash flows		0	6,563
Heights convertible notes | LONGER THAN 5 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes, undiscounted cash flows		0	0
Kreos & Claret convertible notes (OCABSA)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes		8,269	23,370
Convertible loans notes, undiscounted cash flows		9,660	30,653
Derivative instruments		0	1,166	€ 2,984	€ 2,579
Kreos & Claret convertible notes (OCABSA) | LESS THAN 1 YEAR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes, undiscounted cash flows		4,684	2,250
Kreos & Claret convertible notes (OCABSA) | FROM 1 TO 2 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes, undiscounted cash flows		4,976	19,943
Kreos & Claret convertible notes (OCABSA) | FROM 2 TO 5 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes, undiscounted cash flows		0	8,460
Kreos & Claret convertible notes (OCABSA) | LONGER THAN 5 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes, undiscounted cash flows		0	0
Kreos/Claret bond loans
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes		34,819	46,401
Convertible loans notes, undiscounted cash flows		40,241	58,080
Kreos/Claret bond loans | LESS THAN 1 YEAR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes, undiscounted cash flows		25,548	24,016
Kreos/Claret bond loans | FROM 1 TO 2 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes, undiscounted cash flows		14,693	25,715
Kreos/Claret bond loans | FROM 2 TO 5 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes, undiscounted cash flows		0	8,348
Kreos/Claret bond loans | LONGER THAN 5 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes, undiscounted cash flows		0	0
PGE
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings		1,252	2,488
Borrowings, undiscounted cash flows		1,268	2,586
PGE | LESS THAN 1 YEAR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings, undiscounted cash flows		1,268	1,293
PGE | FROM 1 TO 2 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings, undiscounted cash flows		0	1,293
PGE | FROM 2 TO 5 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings, undiscounted cash flows		0	0
PGE | LONGER THAN 5 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings, undiscounted cash flows		€ 0	€ 0
Royalty certificates
Disclosure of maturity analysis for derivative financial liabilities [line items]
Royalty certificate, percentage of future sales	2.00%
Royalty certificate, maximum amount	€ 172,000
Royalty certificate, expiration period	15 years